LOSS PER SHARE (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 27, 2021	Mar. 28, 2020	Mar. 27, 2021	Mar. 28, 2020	Jun. 27, 2020	Jun. 29, 2019
Capitalized Contract Cost [Line Items]
Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$ (21,328,677)	$ (19,128,503)	$ (79,310,611)	$ (31,648,390)
Less Deemed Dividend - Down Round Feature of Warrants			(6,364,183)
Net Loss from Continuing Operations Available to Shareholders of MedMen Enterprises, Inc.	(21,328,677)	(19,128,503)	(85,674,794)	(31,648,390)
Net Loss from Discontinued Operations	7,609,983	(5,843,713)	(6,023,429)	(58,797,102)
Total Net Loss and Comprehensive Loss	$ (13,718,694)	$ (24,972,216)	$ (91,698,223)	$ (90,445,492)
Weighted-Average Number of Shares Outstanding	541,029,620	315,384,911	482,213,951	65,930,969
Earnings (Loss) Per Share - Basic and Diluted:
From Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.	$ (0.04)	$ (0.06)	$ (0.18)	$ (0.48)
From Discontinued Operations	$ 0.01	$ (0.02)	$ (0.01)	$ (0.89)
Convertible Debentures [Member]
Capitalized Contract Cost [Line Items]
Net Loss from Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.					$ (196,483,312)	$ (67,815,692)
Net Loss from Discontinued Operations					(50,781,039)	(1,264,196)
Total Net Loss and Comprehensive Loss					$ (247,264,351)	$ (69,079,888)
Weighted-Average Number of Shares Outstanding					270,418,842	105,915,105
Earnings (Loss) Per Share - Basic and Diluted:
From Continuing Operations Attributable to Shareholders of MedMen Enterprises, Inc.					$ (0.73)	$ (0.64)
From Discontinued Operations					$ (0.19)	$ (0.01)